Share capital warrants and subscription receipts - Summary Of The Number Of Options Outstanding (Parenthetical) (Detail) - 12 months ended Nov. 30, 2022	$ / shares	$ / shares
Disclosure of classes of share capital [abstract]
Weighted average share price of options excercised on the exercise date | (per share)	$ 11.12	$ 8.24